Borrowings (Details) - Schedule of Short Term Bank Borrowing $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Short-term bank borrowings	$ 90,000	$ 108,370	$ 2,939
Chuang Hwa Bank [Member]
Short-Term Debt [Line Items]
Interest rate		1.90%
Issuance Date		Nov. 11, 2022
Maturity Date		Nov. 11, 2023
Short-term bank borrowings		$ 82,000
First Commercial Bank [Member]
Short-Term Debt [Line Items]
Interest rate	2.43%
Issuance Date	Oct. 28, 2023	Jun. 10, 2022
Maturity Date	Apr. 28, 2024	Apr. 06, 2023
Short-term bank borrowings	$ 8,000	$ 26,370
First Commercial Bank [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		1.75%
First Commercial Bank [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		2.08%
Chuang Hwa Bank [Member]
Short-Term Debt [Line Items]
Interest rate	1.81%
Issuance Date	Nov. 13, 2023
Maturity Date	Nov. 13, 2024
Short-term bank borrowings	$ 82,000